Annual Total Returns[BarChart] - PIMCO RAE PLUS Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.33%	26.86%	34.86%	12.19%	(6.59%)	19.48%	19.33%	(8.10%)	26.52%	4.57%